LEASES - Maturity of finance leases (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 490	$ 471
Unearned finance income on lease receipts	(266)	(256)
Discounted unguaranteed residual value	19	16
Finance lease receivable	243	231
Less current portion	(13)	(12)
Total non-current	230	219
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	39	40
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	32	42
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	32
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	32
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	31
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 326	$ 294